SCHEDULE OF EXPLORATION AND EVALUATION ASSETS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance	$ 39,103
Balance	39,099	$ 39,103
Post Creek Property [Member] | CANADA
IfrsStatementLineItems [Line Items]
Balance	1,837
Balance	1,860	1,837
Halcyon Property [Member] | CANADA
IfrsStatementLineItems [Line Items]
Balance	490
Balance	511	490
Quetico Claims [Member] | CANADA
IfrsStatementLineItems [Line Items]
Balance	184
Balance	124	184
Loveland (Enid Creek) Property [Member] | CANADA
IfrsStatementLineItems [Line Items]
Balance
Balance
Lingman Lake [Member] | CANADA
IfrsStatementLineItems [Line Items]
Balance	27
Balance		27
Section 35 Property [Member] | UNITED STATES
IfrsStatementLineItems [Line Items]
Balance
Balance
Maniitsoq Property [Member] | GREENLAND
IfrsStatementLineItems [Line Items]
Balance	36,565
Balance	36,604	36,565
Exploration and evaluation assets arising from acquisition [member]
IfrsStatementLineItems [Line Items]
Balance	659	720
Acquisition costs – cash	18	22
Impairment	(51)	(83)
Balance	626	659
Exploration and evaluation assets arising from acquisition [member] | Post Creek Property [Member] | CANADA
IfrsStatementLineItems [Line Items]
Balance	308	298
Acquisition costs – cash	10	10
Impairment
Balance	318	308
Exploration and evaluation assets arising from acquisition [member] | Halcyon Property [Member] | CANADA
IfrsStatementLineItems [Line Items]
Balance	238	230
Acquisition costs – cash	8	8
Impairment
Balance	246	238
Exploration and evaluation assets arising from acquisition [member] | Quetico Claims [Member] | CANADA
IfrsStatementLineItems [Line Items]
Balance	42	42
Acquisition costs – cash
Impairment	(37)
Balance	5	42
Exploration and evaluation assets arising from acquisition [member] | Loveland (Enid Creek) Property [Member] | CANADA
IfrsStatementLineItems [Line Items]
Balance		83
Acquisition costs – cash
Impairment		(83)
Balance
Exploration and evaluation assets arising from acquisition [member] | Lingman Lake [Member] | CANADA
IfrsStatementLineItems [Line Items]
Balance	14	14
Acquisition costs – cash
Impairment	(14)
Balance		14
Exploration and evaluation assets arising from acquisition [member] | Section 35 Property [Member] | UNITED STATES
IfrsStatementLineItems [Line Items]
Balance	11	11
Acquisition costs – cash
Impairment
Balance	11	11
Exploration and evaluation assets arising from acquisition [member] | Maniitsoq Property [Member] | GREENLAND
IfrsStatementLineItems [Line Items]
Balance	46	42
Acquisition costs – cash		4
Impairment
Balance	46	46
Exploration and evaluation assets arising from exploration [Member]
IfrsStatementLineItems [Line Items]
Balance	38,445	37,913
Administration	7	12
Property maintenance	20	37
Drilling	42	215
Geology	89	242
Geophysics	1	105
Helicopter charter aircraft		8
Infrastructure	13
Camp site cleanup	(95)	267
Impairment	(48)	(355)
Evaluation assets, gross	28	531
Balance	38,473	38,445
Exploration and evaluation assets arising from exploration [Member] | Post Creek Property [Member] | CANADA
IfrsStatementLineItems [Line Items]
Balance	1,529	1,498
Administration		2
Property maintenance	1	6
Drilling
Geology	12	21
Geophysics		2
Helicopter charter aircraft
Infrastructure
Camp site cleanup
Impairment
Evaluation assets, gross	13	31
Balance	1,542	1,529
Exploration and evaluation assets arising from exploration [Member] | Halcyon Property [Member] | CANADA
IfrsStatementLineItems [Line Items]
Balance	252	233
Administration		1
Property maintenance	1	5
Drilling
Geology	12	13
Geophysics
Helicopter charter aircraft
Infrastructure
Camp site cleanup
Impairment
Evaluation assets, gross	13	19
Balance	265	252
Exploration and evaluation assets arising from exploration [Member] | Quetico Claims [Member] | CANADA
IfrsStatementLineItems [Line Items]
Balance	142	39
Administration
Property maintenance	1	1
Drilling		5
Geology	10	69
Geophysics	1	28
Helicopter charter aircraft
Infrastructure
Camp site cleanup
Impairment	(35)
Evaluation assets, gross	(23)	103
Balance	119	142
Exploration and evaluation assets arising from exploration [Member] | Loveland (Enid Creek) Property [Member] | CANADA
IfrsStatementLineItems [Line Items]
Balance		33
Administration
Property maintenance
Drilling		167
Geology		83
Geophysics		72
Helicopter charter aircraft
Infrastructure
Camp site cleanup
Impairment		(355)
Evaluation assets, gross		(33)
Balance
Exploration and evaluation assets arising from exploration [Member] | Lingman Lake [Member] | CANADA
IfrsStatementLineItems [Line Items]
Balance	13	13
Administration
Property maintenance
Drilling
Geology
Geophysics
Helicopter charter aircraft
Infrastructure
Camp site cleanup
Impairment	(13)
Evaluation assets, gross		13
Balance		13
Exploration and evaluation assets arising from exploration [Member] | Section 35 Property [Member] | UNITED STATES
IfrsStatementLineItems [Line Items]
Balance		(11)
Administration
Property maintenance
Drilling
Geology
Geophysics
Helicopter charter aircraft
Infrastructure
Camp site cleanup
Impairment
Evaluation assets, gross
Balance
Exploration and evaluation assets arising from exploration [Member] | Maniitsoq Property [Member] | GREENLAND
IfrsStatementLineItems [Line Items]
Balance	36,519	36,108
Administration	7	9
Property maintenance	17	25
Drilling	42	43
Geology	55	56
Geophysics		3
Helicopter charter aircraft		8
Infrastructure	13
Camp site cleanup	(95)	267
Impairment
Evaluation assets, gross	39	411
Balance	$ 36,558	$ 36,519